Employee Benefit Plans - Schedule of Combined Funded Status and Net Periodic Pension Cost and Postretirement Benefit - Postretirement Benefits (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in Plan Assets:
Company contributions			$ 21.1
Amounts recognized in Consolidated Balance Sheets
Noncurrent liability	$ 124.6		152.4	$ 182.1
Other Postretirement Benefits Plan [Member]
Change in Benefit Obligation:
Beginning balance	19.6	$ 21.0	21.0	23.2
Interest cost	0.3	0.3	0.5	0.6	$ 0.9
Participant contributions			1.1	1.2
Actuarial gain			(0.7)	(1.4)
Benefits paid			(2.3)	(2.6)
Ending balance			19.6	21.0	23.2
Change in Plan Assets:
Beginning balance	$ 0.0	$ 0.0	0.0	0.0
Company contributions			1.2	1.5
Participant contributions			1.1	1.1
Benefits paid			(2.3)	(2.6)
Ending balance			0.0	0.0	$ 0.0
Funded Status			(19.6)	(21.0)
Amounts recognized in Consolidated Balance Sheets
Current liability			2.4	2.6
Noncurrent liability			17.2	18.4
Amounts recognized in Accumulated Other Comprehensive Loss
Accumulated other comprehensive income, net of tax			$ (8.9)	$ (10.9)